Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
DEBT
4. DEBT
Long-term debt is as follows:

$ in millions	Interest Rate	Due	September 30, 2025	December 31, 2024
First Mortgage Bonds	3.95%	2049	$425.0	$425.0
First Mortgage Bonds	3.20%	2040	140.0	140.0
First Mortgage Bonds	5.70%	2033	107.5	107.5
First Mortgage Bonds	5.19%	2033	100.0	100.0
First Mortgage Bonds	4.55%	2030	375.0	—
First Mortgage Bonds	5.49%	2028	92.5	92.5
Tax-exempt First Mortgage Bonds (a)	4.25%	2027	100.0	100.0
Tax-exempt First Mortgage Bonds (b)	4.00%	2027	40.0	40.0
U.S. Government note	4.20%	2061	16.5	16.6
Unamortized deferred financing costs			(9.6)	(6.6)
Unamortized debt discounts			(2.5)	(2.1)

$ in millions	Interest Rate	Due	September 30, 2025	December 31, 2024
Total long-term debt			1,384.4	1,012.9
Less: current portion			(0.2)	(0.2)

Long-term debt, net of current portion			$1,384.2	$1,012.7

(a)
First mortgage bonds issued to the OAQDA, to secure the loan of proceeds from tax-exempt
bonds issued by the OAQDA. The bonds have a final maturity date of November 1, 2040 but are subject to a mandatory put in June 2027.

(b)
First mortgage bonds issued to the OAQDA, to secure the loan of proceeds from tax-exempt
bonds issued by the OAQDA. The bonds have a final maturity date of January 1, 2034 but are subject to a mandatory put in June 2027.

Revolving Credit Agreement
AES Ohio entered into a third amendment and restatement of its $350 million revolving Credit Agreement on March 25, 2025 with a syndicate of bank lenders. The AES Ohio Credit Agreement is an unsecured committed line of credit to be used: (i) to finance capital expenditures; (ii) to refinance certain existing indebtedness, (iii) to support working capital; and (iv) for general corporate purposes. This agreement matures on March 25, 2030, and bears interest at variable rates as described in the agreement. It includes an uncommitted $150.0 million accordion feature to provide AES Ohio with an option to request an increase in the size of the facility at any time prior to March 25, 2029, subject to approval by the lenders. The AES Ohio Credit Agreement also includes two one-year
extension options, allowing AES Ohio to extend the maturity date subject to approval by the lenders. As of September 30, 2025 and December 31, 2024, the AES Ohio Credit Agreement had outstanding borrowings of $0.0 million and $140.0 million, respectively.
Significant Transactions
In August 2025, AES Ohio issued $375 million aggregate principal amount of first mortgage bonds, 4.55% Series, due August 2030, pursuant to rule 144A and Regulation S under the Securities Act. The net proceeds from this offering were used to repay the $150 million
364-day
term loan agreement, outstanding borrowings on the Credit Agreement, and for general corporate purposes.
Term Loan Agreement
In August 2024, AES Ohio entered into an unsecured $150.0 million
364-day
term loan agreement, which was fully drawn at closing with the proceeds being used for general corporate purposes. In August 2025, a portion of the net proceeds from the $375 million principal amount of first mortgage bonds, 4.55% Series, were used to repay the $150.0 million
364-day
term loan agreement in full.
Long-term debt covenants and restrictions
The AES Ohio Credit Agreement and Fifty-Third, Fifty-Fourth and Fifty-Fifth Supplemental Indentures to the First Mortgage, pursuant to which the 3.20% Bonds due 2040, the 5.19% Bonds due 2033, the 5.49% Bonds due 2028 and the 5.70% Bonds due 2033 were issued, respectively, each contain one financial covenant. The covenant measures Total Debt to Total Capitalization and is calculated, at the end of each fiscal quarter, by dividing total debt at the end of the quarter by total capitalization at the end of the quarter. AES Ohio’s Total Debt to Total Capitalization ratio shall not be greater than 0.67 to 1.00. As of September 30, 2025, AES Ohio was in compliance with this financial covenant.
AES Ohio does not have any meaningful restrictions in its debt financing documents prohibiting dividends and return of capital payments to its parent. As of September 30, 2025, AES Ohio was in compliance with all debt covenants, including the financial covenant described above.

Substantially all property, plant and equipment of AES Ohio is subject to the lien of the mortgage securing AES Ohio’s First and Refunding Mortgage.

5. DEBT
Long-term debt is as follows:

$ in millions	Interest Rate	Maturity	December 31, 2024	December 31, 2023
First Mortgage Bonds	3.95%	2049	$425.0	$425.0
First Mortgage Bonds	3.20%	2040	140.0	140.0
First Mortgage Bonds	5.70%	2033	107.5	107.5
First Mortgage Bonds	5.19%	2033	100.0	100.0
First Mortgage Bonds	5.49%	2028	92.5	92.5
Tax-exempt First Mortgage Bonds (a)	4.25%	2027	100.0	100.0
Tax-exempt First Mortgage Bonds (b)	4.00%	2027	40.0	40.0
U.S. Government note	4.20%	2061	16.6	16.8
Unamortized deferred financing costs			(6.6)	(7.1)
Unamortized debt discounts			(2.1)	(2.2)

Total long-term debt			1,012.9	1,012.5
Less: current portion			(0.2)	(0.2)

Long-term debt, net of current portion			$1,012.7	$1,012.3

(a)
First mortgage bonds issued to the OAQDA, to secure the loan of proceeds from tax-exempt
bonds issued by the OAQDA. The bonds have a final maturity date of November 1, 2040 but are subject to a mandatory put in June 2027.

(b)
First mortgage bonds issued to the OAQDA, to secure the loan of proceeds from tax-exempt
bonds issued by the OAQDA. The bonds have a final maturity date of January 1, 2034 but are subject to a mandatory put in June 2027.

Revolving Credit Agreement
AES Ohio entered into a second amendment and restatement of the AES Ohio Credit Agreement on December 22, 2022 with a syndication of bank lenders. The AES Ohio Credit Agreement is an unsecured committed line of credit to be used: (i) to finance capital expenditures; (ii) to refinance certain existing indebtedness, (iii) to support working capital; and (iv) for general corporate purposes. This agreement matures on December 22, 2027, and bears interest at variable rates as described in the agreement. It includes an uncommitted $100.0 million accordion feature to provide AES Ohio with an option to request an increase in the size of the facility, subject to approval by the lenders. The AES Ohio Credit Agreement also includes two one-year
extension options, allowing AES Ohio to extend the maturity date subject to approval by the lenders. At December 31, 2024 and 2023, the AES Ohio Credit Agreement had outstanding borrowings of $140.0 million and $15.0 million, respectively.
Debt Maturities
At December 31, 2024, maturities of long-term debt are summarized as follows:

Due during the years ending December 31,
$ in millions
2025	$0.2
2026	0.2
2027	140.2
2028	92.7
2029	0.2
Thereafter	788.1

1,021.6
Unamortized debt discounts	(6.6)
Deferred financing costs, net	(2.1)

Total long-term debt	$1,012.9

Significant Transactions
In August 2024, AES Ohio entered into an unsecured $150.0 million
364-day
term loan agreement (“$150 million Term Loan Agreement”). The $150 million Term Loan Agreement was fully drawn at closing with the proceeds being used for general corporate purposes. This agreement matures on August 13, 2025, and bears interest at variable rates as described in the $150 million Term Loan Agreement. The $150 million Term Loan Agreement contains customary representations, warranties and covenants, including a leverage covenant consistent with the leverage covenant contained in AES Ohio’s Credit Agreement. AES Ohio has classified this $150 million Term Loan Agreement as short-term indebtedness as it matures in August 2025. Management plans to repay this Term Loan Agreement through a combination of cash from operations, new debt, and equity capital contributions.
On December 28, 2023, AES Ohio completed the offering of (i) $92.5 million in aggregate principal amount of First Mortgage Bonds, 5.49% Series due 2028 and (ii) $107.5 million aggregate principal amount of its First

Mortgage Bonds, 5.70% Series due 2033 in a private placement. The proceeds from the offerings were used to repay existing indebtedness, including amounts outstanding under the AES Ohio Credit Agreement, and for general corporate purposes.
On April 13, 2023, AES Ohio issued $100.0 million in aggregate principal amount of First Mortgage Bonds, 5.19% Series due 2033 in a private placement. The proceeds from the offering were used to repay amounts outstanding under the AES Ohio Credit Agreement and for general corporate purposes.
Debt Covenants and Restrictions
The AES Ohio Credit Agreement and Fifty-Third, Fifty-Fourth and Fifty-Fifth Supplemental Indentures, pursuant to which the 3.20% Bonds due 2040, the 5.19% Bonds due 2033, the 5.49% Bonds due 2028 and the 5.70% Bonds due 2033 were issued, each contain one financial covenant, respectively. The covenant measures Total Debt to Total Capitalization and is calculated, at the end of each fiscal quarter, by dividing total debt by total capitalization. AES Ohio’s Total Debt to Total Capitalization ratio shall not be greater than 0.67 to 1.00. As of December 31, 2024 AES Ohio was in compliance with this financial covenant.
AES Ohio does not have any meaningful restrictions in its debt financing documents prohibiting distributions to its parent, DPL. As of December 31, 2024, AES Ohio was in compliance with all debt covenants, including the financial covenants described above.
Substantially all property, plant & equipment of AES Ohio is subject to the lien of the mortgage securing AES Ohio’s First and Refunding Mortgage.